February 5, 2020

VIA EDGAR

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Griffin Institutional Access Real Estate Fund, File No. 811-22933

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statements of Additional Information for the Fund named above do not differ from those contained the Trust's Registration Statement on Form N-2. The Registration Statement was filed with the U.S. Securities and Exchange Commission electronically on January 31, 2020.

If you have any questions concerning the foregoing, please contact the undersigned at 678-553-7338.

Yours truly,

/s/ Greenberg Traurig, LLP

Greenberg Traurig, LLP

Greenberg Traurig, LLP ■ Attorneys at Law ■ WWW.GTLAW.COM
2200 Ross Avenue, Suite 5200 ■ Dallas, TX ■ Tel 214.665.3685